FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 107,800	$ 42,846
Restricted cash	12,849	21,163
Ship mortgage notes and premium	511,439	482,275
Other Long-term debt	509,743	487,493
Due to related parties, long term	35,290	57,701
Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	107,800
Restricted cash	12,849
Ship mortgage notes and premium	511,439
Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Other Long-term debt	509,743
Due to related parties, long term	$ 35,290